Summary of Significant Accounting Policies (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Balance sheet items, except for stockholders’ equity, as of years ended	0.1454	0.1537
Amounts included in the statements of operations and comprehensive income (loss) and cash flows for the years presented	0.1514	0.1483